Shareholder Fees - FidelityFactorETFs-ComboPRO	Nov. 29, 2023 USD ($)
FidelityFactorETFs-ComboPRO | Fidelity Small-Mid Multifactor ETF
Shareholder Fees:
(fees paid directly from your investment)	none